Note 3 - Discontinued Operations	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. Discontinued Operations

On April 3, 2023, the Company completed the sale of its DSUVIA business to Alora. The disposal of the DSUVIA business represents a strategic shift that will have a major qualitative effect on its personnel resources and quantitative effect on its financial results. Accordingly, the Company concluded, pursuant to ASC 205-20, “Presentation of Financial Statements–Discontinued Operations”, that the disposal should be presented as discontinued operations in the consolidated balance sheets as of December 31, 2022 and 2021 and in the consolidated statements of operations as discontinued operations, net of tax, for the years ended December 31, 2022 and 2021. As such, the consolidated financial statements herein have been presented in accordance with ASC 205-20. Net loss from discontinued operations for the years ended December 31, 2022 and 2021, is as follows:

	Year ended December 31,
	2022	2021
Total revenues	$1,771	$2,440
Cost of goods sold	1,508	1,959
Selling, general and administrative expense	9,744	16,670
Research and development expenses	1,852	1,660
Loss from operations	11,333	17,849
Interest expense	37	98
Loss from discontinued operations before loss on disposal	$11,370	$17,947

The following table summarizes the carrying amounts of major classes of assets and liabilities of discontinued operations for each of the periods presented (in thousands).

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$—	$—
Accounts receivable, net	309	160
Inventories	1,178	1,111
Prepaid expenses and other current assets	444	577
Total current assets of discontinued operations	1,931	1,848
Property, plant and equipment, net	10,261	11,021
Operating lease right-of-use assets	3,499	4,031
Other assets	176	196
Total non-current assets of discontinued operations	13,936	15,248
Total assets of discontinued operations	$15,867	$17,096

Accounts payable	$784	$1,204
Accrued liabilities	1,720	3,008
Operating lease liabilities, current portion	1,601	886
Note payable, current portion	400	463
Deferred revenue, current portion	115	87
Total current liabilities of discontinued operations	4,620	5,648
Operating lease liabilities, net of current portion	2,959	3,649
Deferred revenue, net of current portion	1,036	1,151
Total non-current liabilities of discontinued operations	3,995	4,800
Total liabilities of discontinued operations	8,615	10,448
Net assets of discontinued operations	$7,252	$6,648

The following table presents the significant non-cash items for the discontinued operations that are included in the consolidated statements of cash flows (in thousands):

	Year Ended December 31,
	2022	2021
Cash flows from operating activities:
Depreciation and amortization	$1,465	$1,537
Stock-based compensation	250	779
Inventory impairment charge	40	723
Non-cash interest expense related to debt financing	(37)	(98)